BNY Mellon Large Cap Securities Fund, Inc.
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.8%
Banks — 5.5%
First Horizon Corp.	1,760,897	34,196,620
JPMorgan Chase & Co.	327,709	80,387,017
		114,583,637
Capital Goods — 9.5%
AMETEK, Inc.	266,339	45,847,596
Axon Enterprise, Inc. (a)	39,516	20,783,440
GE Vernova, Inc.	83,972	25,634,972
Hubbell, Inc.	85,906	28,427,154
Ingersoll Rand, Inc.	504,836	40,402,025
Trane Technologies PLC	103,319	34,810,238
		195,905,425
Commercial & Professional Services — .7%
Veralto Corp.	158,238	15,420,293
Consumer Discretionary Distribution & Retail — 6.7%
Amazon.com, Inc. (a)	565,332	107,560,066
The TJX Companies, Inc.	247,022	30,087,280
		137,647,346
Consumer Staples Distribution & Retail — 2.9%
BJ’s Wholesale Club Holdings, Inc. (a)	193,152	22,038,643
Walmart, Inc.	442,446	38,842,334
		60,880,977
Energy — 3.4%
Diamondback Energy, Inc.	174,576	27,911,211
EQT Corp.	476,897	25,480,607
Phillips 66	137,895	17,027,274
		70,419,092
Financial Services — 4.8%
CME Group, Inc.	93,505	24,805,942
Mastercard, Inc., Cl. A	58,173	31,885,785
The Goldman Sachs Group, Inc.	77,622	42,404,122
		99,095,849
Food, Beverage & Tobacco — 1.5%
PepsiCo, Inc.	201,317	30,185,471
Health Care Equipment & Services — 8.4%
Alcon AG	385,250	36,571,783
Boston Scientific Corp. (a)	480,323	48,454,984
E - DexCom, Inc. (a)	370,311	25,288,538
Intuitive Surgical, Inc. (a)	61,484	30,451,181
UnitedHealth Group, Inc.	62,408	32,686,190
		173,452,676
Insurance — 4.5%
Aon PLC, Cl. A	95,831	38,245,194
Assurant, Inc.	151,119	31,697,210
RenaissanceRe Holdings Ltd.	95,957	23,029,680
		92,972,084
Materials — 1.0%
International Paper Co.	404,856	21,599,068

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Media & Entertainment — 9.9%
Alphabet, Inc., Cl. C	601,065	93,904,385
Meta Platforms, Inc., Cl. A	141,620	81,624,103
The Walt Disney Company	294,110	29,028,657
		204,557,145
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
Danaher Corp.	124,966	25,618,030
Illumina, Inc. (a)	235,373	18,674,494
Johnson & Johnson	256,806	42,588,707
Zoetis, Inc.	233,246	38,403,954
		125,285,185
Real Estate Management & Development — .8%
CoStar Group, Inc. (a)	211,123	16,727,275
Semiconductors & Semiconductor Equipment — 9.6%
Broadcom, Inc.	81,851	13,704,313
Micron Technology, Inc.	327,899	28,491,144
NVIDIA Corp.	1,437,694	155,817,276
		198,012,733
Software & Services — 14.6%
HubSpot, Inc. (a)	48,855	27,910,373
Intuit, Inc.	78,697	48,319,171
Microsoft Corp.	420,964	158,025,676
ServiceNow, Inc. (a)	31,739	25,268,687
Shopify, Inc., Cl. A (a)	250,833	23,949,535
Synopsys, Inc. (a)	44,098	18,911,427
		302,384,869
Technology Hardware & Equipment — 6.6%
Apple, Inc.	617,705	137,210,812
Utilities — 2.3%
Constellation Energy Corp.	112,304	22,643,855
Dominion Energy, Inc.	450,995	25,287,290
		47,931,145
Total Common Stocks (cost $1,236,855,250)		2,044,271,082

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $1,699,560)	4.44	1,699,560	1,699,560
Total Investments (cost $1,238,554,810)		98.9%	2,045,970,642
Cash and Receivables (Net)		1.1%	22,359,613
Net Assets		100.0%	2,068,330,255

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Large Cap Securities Fund, Inc.

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,044,271,082	—	—	2,044,271,082
Investment Companies	1,699,560	—	—	1,699,560
	2,045,970,642	—	—	2,045,970,642

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2025, accumulated net unrealized appreciation on investments was $807,415,832, consisting of $876,962,591 gross unrealized appreciation and $69,546,759 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.